Stockholders' Equity (Detail) - $ / shares	1 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Class of Stock [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common shares no longer subject to forfeiture			825,000
Common Stock Conversion Basis Percentage			20.00%
LIVE OAK ACQUISITION CORP. I I [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
IPO [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Class of Stock [Line Items]
Percentage of number of shares of common stock outstanding		20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	25,300,000	25,300,000	25,300,000
Common stock, shares outstanding	25,300,000	25,300,000	25,300,000
Common Class A [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Voting Rights		Holders of Class A common stock are entitled to one vote for each share.
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	6,325,000	6,325,000	6,325,000
Common stock, shares outstanding	6,325,000	6,325,000	6,325,000
Common shares no longer subject to forfeiture			825,000
Common stock dividend	0.1	0.1	0.1
Aggregate founder shares	6,325,000	6,325,000
Common Class B [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000
Common stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	6,325,000	6,325,000
Common stock, shares outstanding	6,325,000	6,325,000
Common Stock, Voting Rights		Holders of Class B common stock are entitled to one vote for each share.
Common Class B [Member] | IPO [Member]
Class of Stock [Line Items]
Percentage of number of shares of common stock outstanding	20.00%		20.00%
Class A common stock subject to possible redemption [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Class of Stock [Line Items]
Common stock, shares issued	25,300,000	25,300,000
Common stock, shares outstanding	25,300,000	25,300,000